Long Term Investments - Schedule of Equity Method Investments (Details) - 6 months ended Jun. 30, 2025 - Equity Method Investments [Member]	CNY (¥)	USD ($)
Operating data:
Revenues	¥ 11,533,574	$ 1,611,149
Gross profit	1,527,032	213,314
Operating income	1,392,120	194,468
Net income	1,337,714	186,868
Net income attributable to the Group	¥ 223,367	$ 31,203